CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents

US$ MILLIONS	2018	2017
Cash	$294	$258
Cash equivalents(1)	150	83
Restricted cash(2)	96	33
Total cash and cash equivalents	$540	$374

(1)	Short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.